Shareholder Report, Average Annual Return (Details) DFBX_U.S. Core Equity 1 Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Core Equity 1 Portfolio – Institutional
Average Annual Return, Percent	16.98%	16.92%	13.37%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	20.81%	16.74%	14.08%